Net Commission Income - Schedule of Fee and Commission Expense (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Fee and commission expense [abstract]
Funds transfer	€ 437	€ 403	€ 385
Securities business	150	166	158
Insurance broking	4	8	18
Asset management fees	5	5	2
Brokerage and advisory fees	192	166	140
Other	367	400	390
Total fee and commission expenses	€ 1,155	€ 1,148	€ 1,093